UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds
114 State Street
Suite 200
Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, Massachusetts 02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: October 31, 2017

Item 1. Schedule of Investments

The Schedules of Investments for the Green Century Funds are set forth below.

GREEN CENTURY BALANCED FUND
PORTFOLIO OF INVESTMENTS
October 31, 2017
(Unaudited)

	SHARES	VALUE
Common Stocks - 65.1%
Software & Services - 11.2%
Adobe Systems, Inc. (a)	6,573	$1,151,327
Alphabet, Inc., Class A (a)	6,261	6,467,863
ANSYS, Inc. (a)	13,626	1,862,811
Autodesk, Inc. (a)	18,616	2,326,255
Blackbaud, Inc.	16,690	1,690,697
Facebook, Inc., Class A (a)	9,840	1,771,790
MasterCard, Inc., Class A	28,591	4,253,483
Microsoft Corporation	37,870	3,150,027
PayPal Holdings, Inc. (a)	50,348	3,653,251
		26,327,504
Capital Goods - 5.3%
A.O. Smith Corporation	25,088	1,485,209
Hexcel Corporation	37,314	2,264,587
Illinois Tool Works, Inc.	19,517	3,054,801
Middleby Corporation (The) (a)	10,569	1,224,947
Wabtec Corporation	27,176	2,078,964
Xylem, Inc.	33,464	2,226,360
		12,334,868
Healthcare Equipment & Services - 4.9%
Cigna Corporation	22,049	4,348,504
Edwards Lifesciences Corporation (a)	13,372	1,367,020
Hologic, Inc. (a)	53,946	2,041,856
Medtronic PLC (b)	14,550	1,171,566
Quest Diagnostics, Inc.	13,466	1,262,841
Zimmer Biomet Holdings, Inc.	11,441	1,391,454
		11,583,241
Banks - 4.5%
East West Bancorp, Inc.	22,236	1,330,602
First Republic Bank	22,973	2,237,570
KeyCorp	133,909	2,443,839
PNC Financial Services Group, Inc. (The)	21,808	2,983,117
Umpqua Holdings Corporation	71,619	1,465,325
		10,460,453
Pharmaceuticals & Biotechnology - 4.0%
Celgene Corporation (a)	10,135	1,023,331
Illumina, Inc. (a)	5,177	1,062,269
Merck & Company, Inc.	55,816	3,074,903
Novartis A.G. American Depositary Receipt (b)	22,065	1,822,128
Quintiles IMS Holdings, Inc. (a)	11,283	1,219,692
Waters Corporation (a)	5,791	1,135,326
		9,337,649
Insurance - 3.9%
Aflac, Inc.	28,391	2,381,721
Chubb Ltd. (b)	15,375	2,318,858
Lincoln National Corporation	26,948	2,042,119
Reinsurance Group of America, Inc.	16,034	2,395,159
		9,137,857
Retailing - 3.8%
Home Depot, Inc. (The)	13,443	2,228,581

Priceline Group, Inc. (The) (a)	968	$1,850,777
Target Corporation	26,125	1,542,420
TJX Companies, Inc. (The)	25,802	1,800,980
Tractor Supply Company	26,359	1,588,393
		9,011,151
Semiconductors - 3.4%
Analog Devices, Inc.	28,893	2,637,931
ASML Holding NV (b)	8,209	1,483,777
NXP Semiconductors NV (a)(b)	11,145	1,304,522
Xilinx, Inc.	34,708	2,557,632
		7,983,862
Renewable Energy & Energy Efficiency - 3.1%
8point3 Energy Partners LP	96,278	1,457,649
Acuity Brands, Inc.	4,829	807,409
First Solar, Inc. (a)	16,509	905,023
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	53,040	1,276,142
Johnson Controls International, PLC	28,702	1,187,976
Ormat Technologies, Inc.	26,328	1,709,477
		7,343,676
Real Estate - 3.0%
AvalonBay Communities, Inc.	10,785	1,955,644
Federal Realty Investment Trust	9,754	1,175,552
Forest City Realty Trust, Inc., Class A	42,047	1,035,618
HCP, Inc.	48,042	1,241,405
SBA Communications Corporation, Class A (a)	9,695	1,523,860
		6,932,079
Food & Beverage - 2.6%
General Mills, Inc.	300	15,576
McCormick & Company, Inc.	24,042	2,392,901
Unilever NV (b)	62,545	3,625,108
		6,033,585
Technology Hardware & Equipment - 2.5%
Cisco Systems, Inc.	66,227	2,261,652
F5 Networks, Inc. (a)	12,973	1,573,236
Palo Alto Networks, Inc. (a)	13,944	2,052,557
		5,887,445
Consumer Durables & Apparel - 1.8%
Newell Brands, Inc.	43,989	1,793,871
NIKE, Inc., Class B	19,253	1,058,723
VF Corporation	19,571	1,363,120
		4,215,714
Materials - 1.7%
Ball Corporation	25,182	1,081,063
International Flavors & Fragrances, Inc.	9,107	1,342,554
Sealed Air Corporation	33,778	1,494,001
		3,917,618
Food & Staples Retailing - 1.6%
Costco Wholesale Corporation	15,608	2,514,137
CVS Health Corporation	17,093	1,171,383
		3,685,520
Transportation - 1.4%
J.B. Hunt Transport Services, Inc.	15,309	1,628,725
United Parcel Service, Inc., Class B	14,085	1,655,410
		3,284,135
Diversified Financials - 1.4%
Bank of New York Mellon Corporation (The)	29,888	1,537,738

Charles Schwab Corporation (The)	38,304	$1,717,551
		3,255,289
Household & Personal Products - 1.0%
Church & Dwight Company, Inc.	28,772	1,299,631
Procter & Gamble Company (The)	12,767	1,102,303
		2,401,934
Consumer Services - 0.9%
Starbucks Corporation	40,211	2,205,171

Utilities - 0.9%
American Water Works Company, Inc.	23,952	2,102,028

Automobiles & Components - 0.7%
BorgWarner, Inc.	29,100	1,534,152

Telecommunication Services - 0.6%
Verizon Communications, Inc.	31,835	1,523,941

Healthy Living - 0.5%
United Natural Foods, Inc. (a)	27,516	1,066,795

Media - 0.4%
Omnicom Group, Inc.	15,070	1,012,553

Total Common Stocks (Cost $113,175,785)		152,578,220

	PRINCIPAL AMOUNT	VALUE
Bonds & Notes - 30.5%
Green and Sustainability Bonds, Renewable Energy & Energy Efficiency - 18.1%
Apple, Inc. 2.85%, due 2/23/23 (c)	$2,000,000	2,042,598
Apple, Inc. 3.00%, due 6/20/27 (c)	1,000,000	1,001,011
Asian Development Bank 2.125%, due 3/19/25 (b)	1,000,000	981,207
Bank of America Corporation 2.151%, due 11/9/20 (c)	1,750,000	1,743,443
City & County of San Francisco CA Community Facilities District No. 2014-1 2.75%, due 9/1/23	650,000	648,291
Digital Realty Trust LP 3.95%, due 7/1/22 (c)	2,000,000	2,109,852
European Bank for Reconstruction & Development 0.875%, due 7/22/19 (b)	1,500,000	1,478,362
European Investment Bank 2.50%, due 10/15/24 (b)	2,000,000	2,021,072
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	486,818
Export-Import Bank of Korea 1.75%, due 2/27/18 (b)	1,000,000	999,246
International Bank for Reconstruction & Development 2.125%, due 3/3/25 (b)	2,000,000	1,968,594
International Finance Corporation 2.125%, due 4/7/26 (b)	500,000	486,954
Kommunalbanken AS 1.375%, due 10/26/20 (b)(d)	2,000,000	1,967,252
Kommuninvest I Sverige AB 1.50%, due 4/23/19 (b)(d)	1,000,000	997,014
Korea Development Bank (The) 2.075% (LIBOR 3 Month+73 basis points), due 7/6/22 (b)(e)	1,250,000	1,251,627
Kreditanstalt fuer Wiederaufbau 1.75%, due 10/15/19 (b)	3,000,000	3,001,356
Kreditanstalt fuer Wiederaufbau 2.00%, due 11/30/21 (b)	1,000,000	997,691
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	2,000,000	2,035,632

Morgan Stanley 2.20%, due 12/7/18	$3,000,000	$3,009,687
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)(d)	1,000,000	981,565
Nordic Investment Bank 2.25%, due 9/30/21 (b)	1,500,000	1,510,845
Overseas Private Investment Corporation 3.28%, due 9/15/29	794,092	810,578
Overseas Private Investment Corporation 3.33%, due 5/15/33	234,742	237,555
Overseas Private Investment Corporation 3.43%, due 6/1/33	236,412	241,273
Regency Centers LP 3.75%, due 6/15/24 (c)	2,000,000	2,038,458
Starbucks Corporation 2.45%, due 6/15/26 (c)	2,000,000	1,928,654
Sumitomo Mitsui Banking Corporation 2.45%, due 10/20/20 (b)	2,000,000	2,003,678
Svensk Exportkredit AB 1.875%, due 6/23/20 (b)	1,500,000	1,498,155
Vornado Realty LP 2.50%, due 6/30/19 (c)	2,000,000	2,011,228
		42,489,696
U.S. Government Agencies - 3.6%
Fannie Mae Pool 1.76%, due 7/1/23	443,892	440,245
Federal Farm Credit Bank 1.80%, due 6/15/20	200,000	200,386
Federal Farm Credit Bank 2.26%, due 11/13/24	500,000	497,391
Federal Home Loan Bank 3.875%, due 12/14/18	550,000	563,930
Federal Home Loan Bank 1.25%, due 1/16/19	3,000,000	2,989,473
Federal Home Loan Mortgage Corporation 3.75%, due 3/27/19	500,000	515,252
Federal Home Loan Mortgage Corporation 0.00%, due 11/29/19	200,000	191,841
Federal National Mortgage Association 1.70%, due 1/27/20 (c)	3,000,000	2,988,564
		8,387,082
Software & Services - 3.1%
International Business Machines Corporation 8.375%, due 11/1/19	500,000	563,765
Microsoft Corporation 1.10%, due 8/8/19	3,000,000	2,969,679
Oracle Corporation 5.00%, due 7/8/19	1,000,000	1,054,150
Oracle Corporation 2.50%, due 5/15/22 (c)	1,000,000	1,008,168
Symantec Corporation 4.20%, due 9/15/20	1,500,000	1,556,250
		7,152,012
Banks - 2.4%
HSBC Holdings PLC 5.10%, due 4/5/21 (b)	1,500,000	1,631,268
JPMorgan Chase & Company 4.40%, due 7/22/20	1,000,000	1,059,256
U.S. Bancorp 1.95%, due 11/15/18 (c)	3,000,000	3,007,581
		5,698,105
Pharmaceuticals & Biotechnology - 0.8%
Amgen, Inc. 5.70%, due 2/1/19	1,250,000	1,308,029

Thermo Fisher Scientific, Inc. 2.40%, due 2/1/19	$500,000	$502,834
		1,810,863
Diversified Financials - 0.5%
Bank of New York Mellon Corporation (The) 3.55%, due 9/23/21 (c)	1,000,000	1,044,887

Real Estate - 0.4%
HCP, Inc. 3.875%, due 8/15/24 (c)	1,000,000	1,031,175

Telecommunication Services - 0.3%
America Movil SAB de C.V. 5.00%, due 10/16/19 (b)	750,000	791,780

Media - 0.3%
Discovery Communications LLC 5.625%, due 8/15/19	705,000	747,916

Technology Hardware & Equipment - 0.3%
EMC Corporation 1.875%, due 6/1/18	700,000	698,334

Healthy Living - 0.3%
Whole Foods Market, Inc. 5.20%, due 12/3/25 (c)(d)	500,000	575,134

Food & Staples Retailing - 0.2%
CVS Health Corporation 2.25%, due 12/5/18 (c)	500,000	501,645

Healthcare Equipment & Services - 0.2%
Stryker Corporation 1.30%, due 4/1/18	500,000	499,434

Total Bonds & Notes (Cost $71,052,573)		71,428,063

Certificates Of Deposit - 0.1%
Self-Help Credit Union 1.30%, due 6/21/19	95,000	94,315
Self-Help Federal Credit Union 1.40%, due 3/17/20	240,000	237,816

Total Certificates Of Deposit (Cost $335,000)		332,131

Short-term Investment - 4.4%
UMB Money Market Fiduciary Account , 0.01% (f) (Cost $10,391,704)		10,391,704

Total Short-term Investments (Cost $10,391,704)		10,391,704

TOTAL INVESTMENTS (g) - 100.1% (Cost $194,955,062)		234,730,118
Liabilities Less Other Assets - (0.1)%		(181,585)

NET ASSETS -100.0%		$234,548,533

(a)	Non-income producing security.
(b)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	Callable
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,520,965.

(e)	Floating rate bond. Rate shown is currently in effect at October 31, 2017.
(f)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(g)
The cost of investments for federal income tax purposes is $194,562,539 resulting in gross unrealized appreciation and depreciation of $43,860,445 and $3,692,866 respectively, or net unrealized appreciation of $40,167,579.

See Notes to Schedule of Investments

GREEN CENTURY EQUITY FUND
PORTFOLIO OF INVESTMENTS
October 31, 2017
(Unaudited)

	SHARES	VALUE
Common Stocks - 99.9%
Software & Services - 21.7%
Accenture PLC, Class A (a)	15,181	$2,161,167
Adobe Systems, Inc. (b)	12,111	2,121,363
Alphabet, Inc., Class A (b)	7,285	7,525,696
Alphabet, Inc., Class C (b)	7,643	7,770,179
ANSYS, Inc. (b)	2,083	284,767
Autodesk, Inc. (b)	4,871	608,680
Automatic Data Processing, Inc.	10,960	1,274,210
CA, Inc.	7,646	247,577
Cadence Design Systems, Inc. (b)	6,810	293,920
Citrix Systems, Inc. (b)	3,685	304,418
Cognizant Technology Solutions Corporation, Class A	14,425	1,091,540
Convergys Corporation	2,211	56,889
Dell Technologies, Inc. Class V (b)	4,984	412,526
FleetCor Technologies, Inc. (b)	2,247	371,362
Fortinet, Inc. (b)	3,699	145,777
International Business Machines Corporation	21,854	3,366,827
Intuit, Inc.	5,964	900,683
Microsoft Corporation	179,528	14,933,139
Oracle Corporation	75,539	3,844,935
salesforce.com, Inc. (b)	16,570	1,695,774
Symantec Corporation	14,968	486,460
Teradata Corporation (b)	3,169	106,003
Western Union Company (The)	11,474	227,874
Workday, Inc., Class A (b)	3,192	354,280
		50,586,046
Pharmaceuticals & Biotechnology - 8.3%
Agilent Technologies, Inc.	7,927	539,274
Amgen, Inc.	18,004	3,154,661
Bio-Techne Corporation	911	119,359
Biogen, Inc. (b)	5,232	1,630,605
BioMarin Pharmaceutical, Inc. (b)	4,251	348,965
Bristol-Myers Squibb Company	40,331	2,486,809
Celgene Corporation (b)	19,119	1,930,445
Gilead Sciences, Inc.	31,994	2,398,270
Jazz Pharmaceuticals PLC (a)(b)	1,463	207,058
Merck & Company, Inc.	66,952	3,688,386
Mettler-Toledo International, Inc. (b)	629	429,374
Quintiles IMS Holdings, Inc. (b)	3,466	374,675
Vertex Pharmaceuticals, Inc. (b)	6,099	891,857
Waters Corporation (b)	1,950	382,298
Zoetis, Inc.	12,037	768,201
		19,350,237
Capital Goods - 7.6%
3M Company	14,616	3,364,457
A.O. Smith Corporation	3,575	211,640
AGCO Corporation	1,543	105,804
Air Lease Corporation	2,372	103,063
Allegion PLC (a)	2,318	193,298
Applied Industrial Technologies, Inc.	977	62,186
Builders FirstSource, Inc. (b)	2,828	50,961
Caterpillar, Inc.	14,421	1,958,372

Cummins, Inc.	3,912	$691,955
Deere & Company	6,627	880,596
Dover Corporation	3,790	361,907
Eaton Corporation PLC	10,961	877,099
EMCOR Group, Inc.	1,442	116,095
Fastenal Company	7,125	334,661
Flowserve Corporation	3,178	140,054
Fortive Corporation	7,668	554,090
Fortune Brands Home & Security, Inc.	3,745	247,395
Graco, Inc.	1,352	178,180
Granite Construction, Inc.	946	60,251
H&E Equipment Services, Inc.	873	28,757
Illinois Tool Works, Inc.	7,614	1,191,743
Ingersoll-Rand PLC	6,288	557,117
Lennox International, Inc.	935	178,707
Lincoln Electric Holdings, Inc.	1,438	131,821
Masco Corporation	7,792	310,277
Meritor, Inc. (b)	1,997	51,942
Middleby Corporation (The) (b)	1,399	162,144
Owens Corning	2,727	225,496
Parker Hannifin Corporation	3,269	596,952
Quanta Services, Inc. (b)	3,700	139,601
Rockwell Automation, Inc.	3,164	635,395
Roper Technologies, Inc.	2,507	647,232
Sensata Technologies Holding NV (b)	4,162	203,563
Snap-on, Inc.	1,416	223,417
Stanley Black & Decker, Inc.	3,759	607,266
Tennant Company	429	29,751
Timken Company (The)	1,727	81,428
United Rentals, Inc. (b)	2,053	290,458
W.W. Grainger, Inc.	1,364	269,663
WABCO Holdings, Inc. (b)	1,248	184,167
Wabtec Corporation	2,139	163,634
Wesco Aircraft Holdings, Inc. (b)	1,261	11,412
Xylem, Inc.	4,372	290,869
		17,704,876
Semiconductors - 6.4%
Advanced Micro Devices, Inc. (b)	19,561	214,878
Analog Devices, Inc.	8,995	821,244
Applied Materials, Inc.	26,308	1,484,560
Intel Corporation	115,266	5,243,450
Lam Research Corporation	3,953	824,477
Microchip Technology, Inc.	5,643	534,956
NVIDIA Corporation	14,565	3,012,188
Skyworks Solutions, Inc.	4,495	511,801
Texas Instruments, Inc.	24,383	2,357,592
		15,005,146
Diversified Financials - 5.5%
Ally Financial, Inc.	11,185	292,264
American Express Company	18,620	1,778,582
Ameriprise Financial, Inc.	3,751	587,182
Bank of New York Mellon Corporation (The)	25,519	1,312,953
BlackRock, Inc.	2,972	1,399,307
Charles Schwab Corporation (The)	29,502	1,322,870
CME Group, Inc.	8,329	1,142,489
FactSet Research Systems, Inc.	965	183,225
Franklin Resources, Inc.	8,237	347,025
Invesco Ltd.	10,071	360,441
Legg Mason, Inc.	2,154	82,240
Moody's Corporation	4,233	602,821
Northern Trust Corporation	5,339	499,303
S&P Global, Inc.	6,317	988,421
State Street Corporation	9,230	849,160

T. Rowe Price Group, Inc.	5,941	$551,919
TD Ameritrade Holding Corporation	6,450	322,435
Voya Financial, Inc.	4,547	182,607
		12,805,244
Food & Beverage - 4.7%
Archer-Daniels-Midland Company	13,953	570,259
Bunge Ltd.	3,416	234,953
Campbell Soup Company	4,446	210,607
Coca-Cola Company (The)	99,334	4,567,377
Darling Ingredients, Inc. (b)	4,136	75,482
Dr. Pepper Snapple Group, Inc.	4,479	383,671
General Mills, Inc.	14,137	733,993
Hormel Foods Corporation	7,084	220,737
Ingredion, Inc.	1,742	218,360
JM Smucker Company (The)	2,834	300,546
Kellogg Company	6,470	404,569
Kraft Heinz Company (The)	14,907	1,152,758
McCormick & Company, Inc.	2,755	274,205
Mondelez International, Inc., Class A	37,160	1,539,539
		10,887,056
Real Estate - 4.6%
American Tower Corporation	10,401	1,494,312
AvalonBay Communities, Inc.	3,387	614,165
Boston Properties, Inc.	3,790	459,272
CBRE Group, Inc., Class A (b)	7,420	291,754
Corporate Office Properties Trust	2,437	77,813
Digital Realty Trust, Inc.	5,037	596,582
Duke Realty Corporation	8,658	246,580
Equinix, Inc.	1,909	884,822
Equity Residential	9,035	607,694
Federal Realty Investment Trust	1,758	211,874
Forest City Realty Trust, Inc., Class A	5,201	128,101
HCP, Inc.	11,417	295,015
Host Hotels & Resorts, Inc.	18,017	352,413
Iron Mountain, Inc.	6,107	244,280
Jones Lang LaSalle, Inc.	1,123	145,417
Liberty Property Trust	3,651	156,555
Macerich Company (The)	2,990	163,254
Potlatch Corporation	950	49,210
Prologis, Inc.	12,999	839,475
Realogy Holdings Corporation	3,366	108,823
SBA Communications Corporation, Class A (b)	2,953	464,153
Simon Property Group, Inc.	7,650	1,188,274
UDR, Inc.	6,522	252,988
Vornado Realty Trust	4,153	310,894
Weyerhaeuser Company	18,463	663,006
		10,846,726
Healthcare Equipment & Services - 4.1%
Align Technology, Inc. (b)	1,859	444,264
AmerisourceBergen Corporation	3,989	306,954
Becton, Dickinson and Company	5,565	1,161,249
Cardinal Health, Inc.	7,770	480,963
Centene Corporation (b)	4,197	393,133
Cerner Corporation (b)	7,309	493,504
Cigna Corporation	6,269	1,236,372
Cooper Companies, Inc. (The)	1,192	286,390
DENTSPLY SIRONA, Inc.	5,664	345,900
Edwards Lifesciences Corporation (b)	5,152	526,689
Envision Healthcare Holdings, Inc. (b)	2,869	122,219
HCA Holdings, Inc. (b)	7,208	545,285
Henry Schein, Inc. (b)	3,864	303,710
Hologic, Inc. (b)	6,819	258,099

Humana, Inc.	3,535	$902,662
IDEXX Laboratories, Inc. (b)	2,176	361,586
Laboratory Corporation of America Holdings (b)	2,491	382,892
MEDNAX, Inc. (b)	2,318	101,505
Patterson Companies, Inc.	2,040	75,480
Quest Diagnostics, Inc.	3,335	312,756
ResMed, Inc.	3,453	290,674
Select Medical Holdings Corporation (b)	2,598	49,752
Varian Medical Systems, Inc. (b)	2,243	233,698
		9,615,736
Insurance - 3.8%
Aflac, Inc.	9,729	816,166
Allstate Corporation (The)	8,935	838,639
Chubb Ltd. (a)	11,420	1,722,365
Hartford Financial Services Group, Inc. (The)	8,962	493,358
Loews Corporation	6,994	346,273
Marsh & McLennan Companies, Inc.	12,607	1,020,285
Principal Financial Group, Inc.	7,098	467,403
Progressive Corporation (The)	14,254	693,457
Prudential Financial, Inc.	10,505	1,160,382
Travelers Companies, Inc. (The)	6,845	906,620
Willis Towers Watson PLC (a)	3,159	508,852
		8,973,800
Retailing - 3.8%
AutoNation, Inc. (b)	1,635	77,499
Best Buy Company, Inc.	6,739	377,249
Buckle, Inc. (The)	624	10,265
Caleres Inc.	1,109	30,309
CarMax, Inc. (b)	4,509	338,626
Foot Locker, Inc.	3,194	96,076
GameStop Corporation, Class A	2,491	46,557
Gap, Inc. (The)	5,782	150,274
HSN, Inc.	866	32,648
Kohl's Corporation	4,202	175,476
LKQ Corporation (b)	7,634	287,726
Lowe's Companies, Inc.	20,915	1,672,154
Netflix, Inc. (b)	10,553	2,072,926
Nordstrom, Inc.	3,053	121,051
Nutrisystem, Inc.	711	35,514
Office Depot, Inc.	13,313	41,270
Pier 1 Imports, Inc.	1,662	6,914
Pool Corporation	1,007	121,626
Priceline Group, Inc. (The) (b)	1,203	2,300,088
Shutterfly, Inc. (b)	776	33,135
Signet Jewelers Ltd.	1,499	98,289
Tiffany & Company	3,035	284,137
Tractor Supply Company	3,131	188,674
Ulta Beauty, Inc. (b)	1,436	289,770
Weyco Group, Inc.	142	3,861
		8,892,114
Household & Personal Products - 3.8%
Avon Products, Inc. (a)(b)	11,664	26,594
Clorox Company (The)	3,140	397,304
Colgate-Palmolive Company	20,531	1,446,409
Estee Lauder Companies, Inc. (The), Class A	5,494	614,284
Kimberly-Clark Corporation	8,701	978,950
Procter & Gamble Company (The)	62,572	5,402,466
		8,866,007
Media - 3.6%
Charter Communications, Inc., Class A (b)	5,282	1,765,086
Discovery Communications, Inc., Class A (b)	3,744	70,687
Discovery Communications, Inc., Class C (b)	5,188	92,398

John Wiley & Sons, Inc., Class A	1,126	$61,536
Liberty Global Plc LiLAC, Class A (a)(b)	1,064	23,110
Liberty Global Plc LiLAC, Class C (a)(b)	2,877	63,294
Liberty Global PLC, Class A (a)(b)	5,244	161,777
Liberty Global PLC, Series C (a)(b)	14,092	421,210
New York Times Company (The), Class A	3,265	62,362
Scholastic Corporation	689	25,452
Scripps Networks Interactive, Inc., Class A	2,132	177,553
Time Warner, Inc.	18,994	1,866,920
Walt Disney Company (The)	38,327	3,748,764
		8,540,149
Technology Hardware & Equipment - 3.6%
Calix, Inc. (b)	982	5,401
Cisco Systems, Inc.	122,404	4,180,097
Corning, Inc.	22,580	706,980
F5 Networks, Inc. (b)	1,578	191,364
Flex Ltd. (b)	12,956	230,617
Hewlett Packard Enterprise Company	40,453	563,106
HP, Inc.	41,239	888,700
Motorola Solutions, Inc.	4,043	366,053
Plantronics, Inc.	805	36,515
Super Micro Computer, Inc. (b)	1,055	20,994
TE Connectivity Ltd. (a)	8,705	791,894
Trimble, Inc. (b)	6,154	251,575
Xerox Corporation	5,268	159,673
		8,392,969
Consumer Services - 3.5%
Aramark	5,948	259,868
Choice Hotels International, Inc.	858	59,846
Darden Restaurants, Inc.	3,031	249,360
Domino's Pizza, Inc.	1,171	214,293
Hilton Worldwide Holdings, Inc.	4,805	347,305
Jack in the Box, Inc.	718	74,320
Marriott International, Inc., Class A	7,886	942,219
McDonald's Corporation	19,953	3,330,355
Royal Caribbean Cruises Ltd.	4,232	523,795
Starbucks Corporation	35,464	1,944,846
Vail Resorts, Inc.	974	223,066
		8,169,273
Materials - 2.9%
Air Products & Chemicals, Inc.	5,335	850,559
Albemarle Corporation	2,697	379,980
Avery Dennison Corporation	2,160	229,327
Axalta Coating Systems Ltd. (b)	5,298	176,159
Ball Corporation	8,145	349,665
Compass Minerals International, Inc.	794	52,086
Domtar Corporation	1,579	74,718
Ecolab, Inc.	6,395	835,571
H.B. Fuller Company	1,279	72,737
International Flavors & Fragrances, Inc.	1,922	283,341
Minerals Technologies, Inc.	887	63,775
Mosaic Company (The)	8,112	181,222
PPG Industries, Inc.	6,280	729,987
Praxair, Inc.	7,002	1,023,132
Schnitzer Steel Industries, Inc., Class A	732	21,557
Sealed Air Corporation	4,769	210,933
Sherwin-Williams Company (The)	2,053	811,243
Sonoco Products Company	2,479	128,388
WestRock Company	6,126	375,708
		6,850,088
Transportation - 2.5%
AMERCO	170	66,749

ArcBest Corporation	526	$17,148
Avis Budget Group, Inc. (b)	1,872	77,220
C.H. Robinson Worldwide, Inc.	3,495	274,462
CSX Corporation	22,588	1,139,113
Delta Air Lines, Inc.	4,478	224,034
Echo Global Logistics, Inc. (b)	579	13,925
Expeditors International of Washington, Inc.	4,389	256,230
Genesee & Wyoming, Inc., Class A (b)	1,492	107,096
Hertz Global Holdings, Inc. (b)	1,328	33,027
Kansas City Southern	2,582	269,096
Norfolk Southern Corporation	7,100	933,082
Ryder System, Inc.	1,305	105,809
Southwest Airlines Company	3,686	198,528
TESARO, Inc. (b)	918	106,277
United Parcel Service, Inc., Class B	16,871	1,982,849
		5,804,645
Telecommunication Services - 2.5%
CenturyLink, Inc.	24,087	457,408
Cincinnati Bell, Inc. (b)	821	15,681
Level 3 Communications, Inc. (b)	7,496	402,011
Sprint Corporation (b)	19,445	127,170
Verizon Communications, Inc.	99,911	4,782,740
		5,785,010
Banks - 2.3%
Bank of Hawaii Corporation	1,046	85,364
Cathay General Bancorp	1,885	78,793
CIT Group, Inc.	3,567	166,294
Citizens Financial Group, Inc.	12,469	473,947
Comerica, Inc.	4,309	338,558
Heartland Financial USA, Inc.	587	28,910
International Bancshares Corporation	1,312	53,267
KeyCorp	26,973	492,257
M&T Bank Corporation	3,403	567,518
New York Community Bancorp, Inc.	11,915	149,652
Old National Bancorp	3,484	63,409
People's United Financial, Inc.	8,368	156,147
PNC Financial Services Group, Inc. (The)	11,850	1,620,962
Regions Financial Corporation	29,607	458,316
Signature Bank (b)	1,337	173,823
SVB Financial Group (b)	1,277	280,021
Umpqua Holdings Corporation	5,371	109,891
		5,297,129
Consumer Durables & Apparel - 2.1%
Callaway Golf Company	2,409	34,762
Columbia Sportswear Company	696	43,416
CSS Industries, Inc.	200	5,996
Deckers Outdoor Corporation (b)	814	55,547
Ethan Allen Interiors, Inc.	709	21,093
Garmin Ltd. (a)	3,018	170,849
Hanesbrands, Inc.	8,927	200,858
Hasbro, Inc.	2,739	253,604
La-Z-Boy, Inc.	1,252	33,741
Mattel, Inc.	8,327	117,577
Meritage Homes Corporation (b)	916	44,609
Michael Kors Holdings Ltd. (a)(b)	3,820	186,454
Mohawk Industries, Inc. (b)	1,539	402,849
Newell Brands, Inc.	11,890	484,874
NIKE, Inc., Class B	32,348	1,778,817
PVH Corporation	1,908	241,953
Tupperware Brands Corporation	1,234	72,498
Under Armour, Inc., Class A (b)	4,656	58,293
Under Armour, Inc., Class C (b)	4,650	53,615

VF Corporation	8,340	$580,881
Wolverine World Wide, Inc.	2,345	64,019
		4,906,305
Renewable Energy & Energy Efficiency - 1.0%
Acuity Brands, Inc.	1,073	179,406
Itron, Inc. (b)	850	66,427
Johnson Controls International, PLC	23,009	952,347
Ormat Technologies, Inc.	945	61,359
Tesla Motors, Inc. (b)	3,219	1,067,195
		2,326,734
Commercial & Professional Services - 0.7%
ACCO Brands Corporation (b)	2,650	34,582
Copart, Inc. (b)	5,048	183,192
Deluxe Corporation	1,274	88,734
Dun & Bradstreet Corporation (The)	901	105,264
Essendant, Inc.	801	7,754
Exponent, Inc.	618	45,639
Heidrick & Struggles International, Inc.	327	8,126
HNI Corporation	1,054	36,068
ICF International, Inc. (b)	495	26,582
IHS Markit Ltd. (a)(b)	10,036	427,634
Interface, Inc.	1,654	37,711
Kelly Services, Inc.	787	20,706
Knoll, Inc.	1,049	22,260
ManpowerGroup, Inc.	1,637	201,809
Navigant Consulting, Inc. (b)	1,017	17,604
On Assignment, Inc. (b)	1,234	75,545
R.R. Donnelley & Sons Company	1,494	13,745
Resources Connection, Inc.	605	9,529
Robert Half International, Inc.	3,107	160,849
RPX Corporation (b)	998	12,994
Steelcase, Inc.	2,160	31,428
Team, Inc. (b)	585	7,196
Tetra Tech, Inc.	1,454	71,609
TrueBlue, Inc. (b)	1,157	31,355
		1,677,915
Automobiles & Components - 0.3%
Autoliv, Inc. (a)	2,148	268,199
BorgWarner, Inc.	5,203	274,302
Harley-Davidson, Inc.	4,255	201,432
		743,933
Food & Staples Retailing - 0.3%
Sysco Corporation	12,481	694,193

Utilities - 0.2%
American Water Works Company, Inc.	4,353	382,019

Healthy Living - 0.1%
Hain Celestial Group, Inc. (The) (b)	2,528	91,059
United Natural Foods, Inc. (b)	1,194	46,291
		137,350
Total Common Stocks (Cost $158,665,915)		233,240,700

Short-term Investment - 0.1%
UMB Money Market Fiduciary Account , 0.01% (c) (Cost $130,745)		130,745

Total Short-term Investments (Cost $130,745)		130,745

TOTAL INVESTMENTS (d) - 100.0% (Cost $158,796,660)	$233,371,445
Liabilities Less Other Assets - 0.0%	(48,668)

NET ASSETS -100.0%	$233,322,777

(a)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(d)
The cost of investments for federal income tax purposes is $161,990,744 resulting in gross unrealized appreciation and depreciation of $75,968,478 and $4,587,777 respectively, or net unrealized appreciation of $71,380,701.

See Notes to Schedule of Investments

GREEN CENTURY MSCI INTERNATIONAL INDEX
PORTFOLIO OF INVESTMENTS
October 31, 2017
(Unaudited)

	SHARES	VALUE
Common Stocks - 98.7%
Japan - 20.6%
Aeon Company, Ltd.	14,200	$219,638
Ajinomoto Company, Inc.	7,300	146,851
Asahi Kasei Corporation	14,000	169,536
Astellas Pharma, Inc.	21,900	291,464
Daikin Industries Ltd.	2,600	287,328
Daiwa House Industry Company, Ltd.	7,400	271,232
Denso Corporation	4,600	253,340
East Japan Railway Company	3,800	368,523
Eisai Company, Ltd.	4,300	239,324
FUJIFILM Holdings Corporation	4,500	184,085
Fujitsu Ltd.	22,000	171,435
Honda Motor Company, Ltd.	16,400	513,928
Kao Corporation	4,700	284,045
KDDI Corporation	17,100	455,589
Komatsu Ltd.	9,000	294,082
Kubota Corporation	11,200	210,734
Kyocera Corporation	3,700	247,484
Murata Manufacturing Company, Ltd.	1,800	282,892
Nitto Denko Corporation	1,900	176,677
NTT DOCOMO, Inc.	13,400	324,531
Panasonic Corporation	21,500	324,636
Sekisui House Ltd.	10,300	192,594
Sompo Holdings, Inc.	3,500	140,683
Sony Corporation	11,900	497,833
Sumitomo Metal Mining Company, Ltd.	3,400	134,135
Sumitomo Mitsui Trust Holdings, Inc.	3,700	146,038
Sysmex Corporation	1,700	116,348
Toray Industries, Inc.	17,600	178,141
Yaskawa Electric Corp.	2,500	89,577
		7,212,703
France - 11.9%
Air Liquide SA	4,421	562,886
AXA SA	18,461	557,296
Danone SA	6,019	491,928
Essilor International SA	2,165	274,089
Kering	792	363,207
L'Oreal SA	2,233	496,973
Legrand SA	4,020	298,319
Schneider Electric SE (a)	5,691	500,007
Unibail-Rodamco SE	1,372	343,413
Vivendi SA	10,533	261,547
		4,149,665
United Kingdom - 10.0%
Barratt Developments PLC	15,692	136,445
Kingfisher PLC	27,266	113,366
Legal & General Group PLC	97,413	345,403
Marks & Spencer Group PLC	28,841	131,821
Old Mutual PLC	62,920	159,619
RELX PLC	17,995	414,095
Standard Chartered PLC (a)	31,808	316,817

Unilever PLC	12,748	$722,506
Vodafone Group PLC	264,198	755,714
Whitbread PLC	3,172	155,581
WPP PLC	13,992	247,377
		3,498,744
Germany - 9.7%
adidas AG	1,766	393,073
Allianz SE	4,415	1,030,697
Deutsche Boerse AG	2,127	220,277
Henkel AG & Company KGaA	2,200	308,909
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,698	381,196
SAP SE	9,264	1,058,503
		3,392,655
Canada - 8.9%
Agnico Eagle Mines Ltd.	3,290	146,891
Bank of Montreal	6,750	517,094
Bank of Nova Scotia (The)	12,920	834,026
Canadian Imperial Bank of Commerce	4,941	434,927
Canadian National Railway Company	8,419	677,448
Potash Corporation of Saskatchewan, Inc.	10,687	208,008
Rogers Communications, Inc., Class B	5,396	279,985
		3,098,379
Australia - 7.7%
AMP Ltd.	52,154	198,757
Brambles Ltd.	24,562	178,104
Goodman Group	35,169	225,492
National Australia Bank Ltd.	25,950	650,204
Ramsay Health Care Ltd.	2,817	144,426
Stockland	56,306	195,153
Transurban Group	32,615	303,180
Westpac Banking Corporation	31,268	791,995
		2,687,311
Netherlands - 7.1%
Akzo Nobel NV	3,193	288,260
ASML Holding NV	3,401	613,626
Koninklijke Philips NV	9,314	379,564
RELX NV	14,613	329,907
Unilever NV	14,754	857,040
		2,468,397
Switzerland - 6.5%
Givaudan SA	136	303,712
Lonza Group AG (a)	880	233,770
Roche Holding AG	6,285	1,452,587
SGS SA	111	274,106
		2,264,175
Denmark - 3.9%
Novo Nordisk A/S, Class B	17,451	868,858
Novozymes A/S	3,461	191,229
Pandora A/S	1,141	107,740
Vestas Wind Systems A/S	2,239	197,668
		1,365,495
Spain - 2.7%
Banco Bilbao Vizcaya Argentaria SA	61,871	541,020
Industria de Diseno Textil SA	11,029	412,233
		953,253

Italy - 1.9%
Assicurazioni Generali SpA	13,371	$243,343
Intesa Sanpaolo SpA	126,633	425,714
		669,057
Sweden - 1.9%
Assa Abloy AB, Class B	12,829	270,471
Boliden AB	4,408	154,243
Essity AB, Class B (a)	8,134	243,119
		667,833
Hong Kong - 1.3%
BOC Hong Kong Holdings Ltd.	42,000	200,137
Hang Seng Bank Ltd.	10,617	251,654
		451,791
Ireland - 1.0%
CRH PLC	9,320	350,722

Singapore - 0.9%
DBS Group Holdings Ltd.	19,549	326,440

Jersey - 0.7%
Ferguson PLC	3,633	254,065

Belgium - 0.6%
KBC Group NV	2,676	222,287

Finland - 0.6%
UPM-Kymmene OYJ	6,508	195,445

Norway - 0.5%
Orkla ASA	17,570	172,101

New Zealand - 0.3%
Fletcher Building Ltd.	17,559	88,569

Total Common Stocks (Cost $31,536,297)		34,489,087

Short-term Investment - 0.9%
UMB Money Market Fiduciary Account , 0.01% (b) (Cost $305,065)		305,065

Total Short-term Investments (Cost $305,065)		305,065

TOTAL INVESTMENTS (c) - 99.6% (Cost $31,841,362)		34,794,152
Other Assets Less Liabilities - 0.4%		129,190

NET ASSETS -100.0%		$34,923,342

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(c)
The cost of investments for federal income tax purposes is $31,914,405 resulting in gross unrealized appreciation and depreciation of $3,304,818 and $425,071 respectively, or net unrealized appreciation of $2,879,747.

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers three separate series, the Green Century Balanced Fund (the “Balanced Fund”), the Green Century Equity Fund (the “Equity Fund”) and the Green Century MSCI International Index Fund (the “International Index Fund”), each a “Fund” and collectively, the “Funds”. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, diversified management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992, the Equity Fund commenced operations on September 13, 1995, and the International Index Fund commenced operations on September 30, 2016.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies:

(A)
Investment Valuation: Equity securities listed on U.S. national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on U.S. national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If a NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted U.S. equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation or valuation provided by a pricing service is deemed not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest, and short-term obligations maturing in sixty days or less are valued at amortized cost, both of which approximate market value.

For non-U.S securities traded in foreign markets, the International Index Fund uses a fair value model developed by an independent pricing service to assist in valuing those securities. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s next NAV is calculated, such event may cause the closing price on the foreign exchange to not represent the readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require a Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Investments valued at amortized cost. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of October 31, 2017:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$152,578,220	$-	$-	$152,578,220
BONDS & NOTES	-	71,428,063	-	71,428,063
CERTIFICATES OF DEPOSIT	-	332,131	-	332,131
SHORT-TERM OBLIGATIONS	-	10,391,704	-	10,391,704
TOTAL	$152,578,220	$82,151,898	$-	$234,730,118

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

The following is a summary of the inputs used to value the Equity Fund’s net assets as of October 31, 2017:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$233,240,700	$-	$-	$233,240,700
SHORT-TERM OBLIGATIONS		130,745	-	130,745
TOTAL	$233,240,700	$130,745	$-	$233,371,445

The following is a summary of the inputs used to value the International Index Fund’s net assets as of October 31, 2017:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS
JAPAN	$-	$7,212,703	$-	$7,212,703
FRANCE	-	4,149,665	-	4,149,665
UNITED KINGDOM	-	3,498,744	-	3,498,744
GERMANY	-	3,392,655	-	3,392,655
CANADA	3,098,379	-	-	3,098,379
AUSTRALIA	-	2,687,311	-	2,687,311
NETHERLANDS	-	2,468,397	-	2,468,397
SWITZERLAND	-	2,264,175	-	2,264,175
DENMARK	-	1,365,495	-	1,365,495
SPAIN	-	953,253	-	953,253
ITALY	-	669,057	-	669,057
SWEDEN	-	667,833	-	667,833
HONG KONG	-	451,791	-	451,791
IRELAND	-	350,722	-	350,722
SINGAPORE	-	326,440	-	326,440
JERSEY	-	254,065	-	254,065
BELGIUM	-	222,287	-	222,287
FINLAND	-	195,445	-	195,445
NORWAY	-	172,101	-	172,101
NEW ZEALAND	-	88,569	-	88,569
TOTAL COMMONS STOCKS	3,098,379	31,390,708	-	34,489,087
SHORT-TERM OBLIGATIONS	-	305,065	-	305,065
TOTAL	$3,098,379	$31,695,773	$-	$34,794,152

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended October 31, 2017, there were no transfers in and out of Level 1, Level 2 and Level 3 for the Balanced Fund or Equity Fund. None of the Funds held any Level 3 securities during the period ended October 31, 2017. It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period. Transfers between Level 1 and Level 2 in the International Index Fund relate to the use of a fair value model developed by an independent pricing service to assist in valuing non-U.S. securities. The International Index Fund applies fair value pricing in accordance with procedures approved by the Board of Trustees. The following is a reconciliation of transfers between Levels for the International Index Fund from July 31, 2017 to October 31, 2017, represented by recognizing the October 31, 2017 market value of securities:

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

International Index Fund
Transfers into Level 1	$-
Transfers out of Level 1	(243,119)
Net transfers in (out) of level 1	$(243,119)
Transfers into Level 2	$243,119
Transfers out of Level 2	-
Net transfers in (out) of level 2	$243,119

(B)
Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date. Income, expenses and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

(C)
Options Transactions: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund and the International Index Fund are authorized to utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or the International Index Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund or the International Index Fund. The use of options involves risk such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities. The Funds are also authorized to write put and call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts. In the period ended October 31, 2017, neither the Balanced Fund, nor the Equity Fund, nor the International Index Fund utilized options or wrote put or call options.

(D)
Repurchase Agreements: The Funds may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings. As of October 31, 2017, neither the Balanced Fund, nor the Equity Fund, nor the International Index Fund held repurchase agreements.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

(E)
Currency Translation and Contracts: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates. When a Fund purchases or sells foreign securities, it enters into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. The International Index Fund had $269,004 of open foreign currency spot contracts outstanding as of October 31, 2017.

Item 2. Controls and Procedures

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
December 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
December 19, 2017

/s/ Kristina A. Curtis
Kristina A. Curtis
Treasurer and Principal Financial Officer
December 19, 2017